Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Preferred stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock Subject to Possible Redemption
Class A common stock, shares subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A common stock, shares subject to possible redemption outstanding	519,080	1,000,945
Class A common stock, shares subject to possible redemption per share (in Dollars per share)	$ 11.13	$ 10.84
Class A Common Stock
Class A common stock, shares subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A common stock, shares subject to possible redemption outstanding	519,080	1,000,945
Class A common stock, shares subject to possible redemption per share (in Dollars per share)	$ 11.13	$ 10.84
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	5,619,080	6,100,945
Common stock, shares outstanding	5,619,080	6,100,945
Class B Common Stock
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	900,000	900,000
Common stock, shares outstanding	900,000	900,000
Preferred Stock
Preferred stock, shares par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Non-redeemable | Class A Common Stock
Common stock, shares issued	5,100,000	5,100,000
Common stock, shares outstanding	5,100,000	5,100,000